Condensed Financial Information of the Parent Company (Details) (Parenthetical)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Jan. 08, 2014 $ / shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	3,800,000,000	3,800,000,000
Ordinary shares, par value (in dollars per share) | (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	1,371,643,240	1,371,643,240
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	3,800,000,000	3,800,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares issued	1,371,643,240	1,371,643,240